GEOGRAPHIC INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	$ 145,571	$ 139,759	$ 151,579
Networking [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	131,922	123,794	131,899
Technology [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	$ 13,649	$ 15,965	$ 19,680